Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 7,432	$ 7,410
Work in progress	446	1,064
Finished goods	904	87
Total inventories	$ 8,782	$ 8,561	$ 6,522